ASSET ACQUISITIONS AND BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
ASSET ACQUISITIONS AND BUSINESS COMBINATIONS
Asset Acquisitions And Business Combinations

11. ASSET ACQUISITIONS AND BUSINESS COMBINATIONS

Vessel Brand, Inc. (“Vessel”) business combination

On November 12, 2021, the Company acquired 100% of the equity interests in Vessel for total purchase consideration of $28.7 million. Vessel designs and sells premium cannabis consumption accessories in the United States through Vessel’s direct to consumer website and wholesale to distributors. Vessel is based in California in the United States and was formed in 2018. The purchase consideration was comprised of $8.0 million and 4,557,000 common shares of the Company valued at $20.7 million based on the closing share price of the Company’s common shares less a 15% fair value discount for the required six-month holding period of 3.6 million of the Company’s shares issued. The Company acquired Vessel to expand its product offerings, accelerate its revenue growth, expand its footprint in the United States and for the acquisition of human capital through Vessel’s management team.

The preliminary amounts recognized as at the acquisition date for each major class of assets acquired and liabilities assumed are as follows:

(Thousands of United States dollars)
Current assets
Cash	$570
Trade receivables	49
Inventory	1,278
Other current assets	151

Non-current assets
Property, plant and equipment	124
Right of use assets	501
Other long-term assets	42
Intangible assets	9,150
Goodwill	19,675
Total assets	$31,540

Current liabilities
Trade payables and accrued liabilities	$(856)
Deferred tax	(1,500)

Non-current lease liability	(530)
Total liabilities	$(2,886)
Total net assets acquired	$28,654

The fair value of the trade receivables approximates the gross contractual amounts and the Company expects to fully collect the balance. Since the acquisition date through December 31, 2021, Vessel revenue was $1.1 million with net loss and comprehensive loss of $0.3 million.

The intangible assets of $9.2 million are comprised of the following categories and estimated useful lives: tradename of $2.1 million for eight years, patents and developed technology of $4.3 million for nine years, noncompete agreement of $1.2 million for three years, and customer relationships of $1.6 million for ten years. The Company does not expect the goodwill and intangible asset values to be deductible for Unites States income tax purposes.

If Vessel was acquired at January 1, 2021, the combined revenue and net loss of Vessel and the Company would have been approximately $15.5 million and $22.9 million, respectively.

Quipropharma asset acquisition

On January 12, 2021, the Company acquired certain laboratory assets from Quipropharma for COP 1.2 billion ($0.4 million) and real estate assets for COP 3.9 billion ($1.1 million). These purchases did not meet the definition of a business combination under IFRS 3 and was therefore recorded as an asset acquisition. The asset acquisition was recorded at 100% of the fair value of the net assets acquired, with the consideration paid entirely assigned to property and equipment of $1.5 million.

Grupo Farmaceutico Cronomed S.A.S. (“Cronomed”) business combination

On December 18, 2020, the Company acquired 100% of Cronomed, pursuant to a share purchase agreement (the “Cronomed Purchase Agreement”) with certain third-party individuals (the “Cronomed Vendors”). As consideration the Company agreed to pay COP 3.5 billion ($1.0 million) in cash.  As at December 31, 2020, $0.2 million remained payable to the Cronomed Vendors and was included in trade payables and accrued liabilities on the consolidated statement of financial position. The amount was fully paid in 2021. In addition, Flora previously paid fees related to the acquisition of $0.1 million.

Cronomed is focused on the commercialization and distribution of pharmaceutical and over-the-counter products, including dietary supplements and nutraceutical products, supplements, and related products to large channel distributors, including pharmacies, medical clinics, and cosmetic companies. Cronomed’s 100% owned subsidiary, Labcofarm Laboratorios S.A.S. (“Labcofarm”) was incorporated on November 20, 2012, under the laws of Colombia. Labcofarm’s operations include importing raw materials and other products needed to produce its products.

This acquisition was accounted for as a business combination under IFRS 3, with the Company as the acquirer and Cronomed as the acquiree. The business combination was recorded at 100% of the fair value of the net assets acquired. The purpose of the acquisition was to create future synergies in the Company’s cannabis business.

The allocation of the consideration to the fair value of 100% of the net assets acquired at the date of acquisition is as follows:

(thousands of United States dollars)
Current assets	$563
Property and equipment	9
Right of use asset	85
Intangible asset	311
Goodwill	728
Trade and other payables	(300)
Long term debt	(186)
Amounts payable to Flora Growth Corp. consolidated group	(30)
Lease liability	(92)
Deferred income tax	(96)
Total consideration paid	$992

Goodwill represents expected synergies, future income and growth potential, and other intangibles that do not qualify for separate recognition.  None of the goodwill arising on this acquisition is expected to be deductible for tax purposes.

For the year ended December 31, 2020, prior to being acquired, Cronomed generated COP 3.8 billion ($1.1 million) in revenue, and COP 20.3 million ($6,000) in net income. If the acquisition had been completed on January 1, 2020, the Company estimates it would have had revenue of $1.2 million and incurred a comprehensive loss of $14.3 million for the year ended December 31, 2020.

Acquisition of Kasa Wholefoods Company S.A.S. (“Kasa”)

On December 29, 2020, the Company acquired 90% of Kasa Wholefoods Company SAS Colombia (“Kasa”) pursuant to a share purchase agreement (the “Kasa Purchase Agreement”) with the “Kasa Vendors”. As consideration, the Company agreed to pay approximately $0.1 million in cash and discharged certain liabilities of the Kasa Vendors in the amount of $0.1 million, for aggregate consideration of $0.2 million.  As at December 31, 2020, $0.2 million remained payable to the Kasa Vendors and was included in trade payables and accrued liabilities on the consolidated statement of financial position. The amount was fully paid in 2021.

Kasa is incorporated in Colombia and designs, produces and supplies natural, no additive-added, no sugar-added juices, chocolate, and related food products to large channel distributors, including wholesale distributors, pharmacies, supermarkets and online distributors. Kasa’s business operations are primarily in Colombia. Kasa’s 100% owned subsidiary, Kasa Wholefoods Company LLC, was incorporated on April 1, 2020 under the laws of Florida in the United States. Kasa was acquired to gain access to research and development efforts on a water-soluble cannabinoid solution to infuse cannabinoids into its products.

This acquisition was accounted for as a business combination under IFRS 3, with the Company as the acquirer, and Kasa as the acquiree. The business combination was recorded at 100% of the fair value of the net assets acquired with 10% attributable to the non-controlling interest.

The allocation of the consideration to the fair value of 100% of the net assets acquired at the date of acquisition is as follows:

(thousands of United States dollars)
Current assets	$331
Property and equipment	9
Intangible asset	48
Goodwill	834
Trade and other payables	(246)
Long term debt	(107)
Amounts payable to Flora Growth Corp. consolidated group	(591)
Deferred income tax	(15)
Non-controlling interest	(27)
Total consideration paid	$236

Goodwill represents expected synergies, future income and growth potential, and other intangibles that do not qualify for separate recognition.  None of the goodwill arising on this acquisition is expected to be deductible for tax purposes.

For the year ended December 31, 2020, prior to being acquired, Kasa generated COP 562.7 million ($0.2 million) in revenue and COP 1.3 million ($0.4 million) in net loss. If the acquisition had been completed on January 1, 2020, the Company estimates it would have had revenue of $0.3 million and comprehensive loss of $14.7 million for the year ended December 31, 2020.

Acquisition of Breeze Laboratory S.A.S. (“Breeze”)

On December 29, 2020, the Company acquired 90% of Breeze, pursuant to a share purchase agreement (the “Breeze Purchase Agreement”) with certain third-party individuals, the “Breeze Vendors”. As consideration, the Company agreed to pay approximately $0.1 million in cash and discharged certain liabilities of the Breeze Vendors in the amount of $0.1 million for aggregate consideration of $0.2 million. As at December 31, 2020, $0.2 million remained payable to the Breeze Vendors and was included in trade payables and accrued liabilities on the consolidated statement of financial position. The amount was fully paid in 2021.

Pursuant to the Breeze Purchase Agreement, if the Company elects to merge Breeze and Cronomed, the Company is required to issue that number of shares of the combined entity to the Breeze Vendors such that, collectively, the Breeze Vendors would own a 5% equity interest in the combined entity. In the event that the Company elects not to merge Breeze and Cronomed, and instead sells such shares to an arm’s length third party, at the Breeze Vendors’ sole option, the Company has agreed to (a) pay to the Breeze Vendors COP 700.0 million ($0.2 million); (b) pay to the Breeze Vendors 5% of the proceeds from the sale of such shares to the third party; or (c) transfer 10% of such shares to the Breeze Vendors with eight business days’ notice of any such decision. These provisions were assessed as being contingent consideration, with $nil value as the Company does not intend to merge Breeze and Cronomed or sell Breeze to an arm’s length third party.

Breeze focuses on the design, development and manufacturing of dermo-cosmetic products to respond to the needs of consumers, health specialists, patients and therapists. Breeze also manufactures magistral formulations in Colombia, which are custom formulations prescribed by physicians according to the individual needs and symptoms of patients and prepared as prescribed by a certified pharmaceutical establishment using cannabis derivatives.

This acquisition was accounted for as a business combination under IFRS 3, with the Company as the acquirer and Breeze as the acquiree. The business combination was recorded at 100% of the fair value of the net assets acquired with 10% attributable to the non-controlling interest. The purpose of the acquisition was to create future synergies in the Company’s cannabis business.

The allocation of the consideration to the fair value of 100% of the net assets acquired at the date of acquisition is as follows:

(thousands of United States dollars)	$
Current assets	$214
Property and equipment	23
Intangible asset	89
Goodwill	685
Trade and other payables	(430)
Long term debt	(27)
Amounts payable to Flora Growth Corp. consolidated group	(297)
Deferred income tax	(28)
Non-controlling interest	(23)
Total consideration paid	$206

Goodwill represents expected synergies, future income and growth potential, and other intangibles that do not qualify for separate recognition.  None of the goodwill arising on this acquisition is expected to be deductible for tax purposes.

For the year ended December 31, 2020, prior to being acquired, Breeze generated COP 1.9 billion ($0.5 million) in revenue and COP 359.0 million ($0.1 million) in net income.  If the acquisition had been completed on January 1, 2020, the Company estimates it would have had revenue of $0.6 million and incurred a comprehensive loss of $14.2 million for the year ended December 31, 2020.

Acquisition of Minority interests

On December 29, 2020, the Company was assigned (i) a 10% membership interest in Flora Beauty LLC (5% owned by Andrés Restrepo and 5% owned by Luis Merchan); (ii) a 10% membership interest in Hemp Textiles & Co LLC owned by Luis Merchan; and (iii) a 20% membership interest in Hemp Textiles SAS (5% owned by Santiago Mora Bahamón, 5% owned by Luis Merchan and 10% owned by Nicolás Vásquez). As consideration for the assignment of such membership interests, the Company granted 63,333 common shares to Mr. Restrepo; 63,333 common shares to Mr. Vazquez; 31,666 common shares to Mr. Bahamón; and paid $0.3 million to Mr. Merchan, who was appointed as the President and Chief Executive Officer of the Company by its Board of Directors on December 16, 2020. As such, these assignments were considered related party transactions.